Share-based Payments (Details 1) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding	[1]	$ 42,807,118	$ 79,463,744
Exercise Price One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Jun. 29, 2012
Expiry date		Nov. 30, 2021
Exercise Price		$ 1.944
Number of share options outstanding		$ 14,493	14,493
Exercise Price Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Jun. 29, 2012
Expiry date		Jan. 17, 2022
Exercise Price		$ 1.876
Number of share options outstanding		$ 29,668	29,668
Exercise Price Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		May 27, 2015
Expiry date		Nov. 27, 2019
Exercise Price		$ 0.500
Number of share options outstanding			6,000,000
Exercise Price Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		May 31, 2016
Expiry date		Nov. 27, 2019
Exercise Price		$ 0.500
Number of share options outstanding			425,532
Exercise Price Five [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Dec. 09, 2016
Expiry date		Nov. 27, 2019
Exercise Price		$ 0.500
Number of share options outstanding			200,000
Exercise Price Six [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Jun. 22, 2017
Expiry date		Nov. 27, 2019
Exercise Price		$ 0.500
Number of share options outstanding			1,000,000
Exercise Price Seven [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Dec. 02, 2016
Expiry date		Nov. 30, 2019
Exercise Price		$ 0.550
Number of share options outstanding			25,289,894
Exercise Price Eight [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Jun. 13, 2017
Expiry date		Jun. 13, 2022
Exercise Price		$ 0.25
Number of share options outstanding		$ 27,541,200	27,760,000
Exercise Price Nine [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[1]	Jun. 09, 2017
Expiry date	[1]	Jun. 08, 2022
Exercise Price	[1]	$ 0.3125
Number of share options outstanding	[1]	$ 198,240	1,220,000
Exercise Price Ten [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[1]	May 23, 2019
Expiry date	[1]	May 23, 2024
Exercise Price	[1]	$ 0.125
Number of share options outstanding	[1]	$ 181,600	800,000
Exercise Price Eleven [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Jul. 16, 2019
Expiry date		Jul. 16, 2024
Exercise Price		$ 0.125
Number of share options outstanding		$ 117,760
Exercise Price Twelve [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Mar. 15, 2018
Expiry date		Mar. 15, 2023
Exercise Price		$ 0.468
Number of share options outstanding		$ 7,897,647	7,897,647
Exercise Price Thirteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Mar. 15, 2018
Expiry date		Mar. 15, 2023
Exercise Price		$ 0.585
Number of share options outstanding		$ 526,510	526,510
Exercise Price Fourteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Jul. 13, 2018
Expiry date		Jul. 01, 2021
Exercise Price		$ 0.500
Number of share options outstanding		$ 1,300,000	1,300,000
Vesting Period Fifteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Nov. 26, 2018
Expiry date		Jun. 30, 2020
Exercise Price		$ 0.500
Number of share options outstanding			2,000,000
Vesting Period Sixteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Feb. 11, 2019
Expiry date		Feb. 10, 2024
Exercise Price		$ 0.500
Number of share options outstanding		$ 5,000,000	$ 5,000,000

[1]	Previously Weighted average remaining contractual life of options for 30 June 2019 was 2.0. The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.